Income tax - Reconciliation of statutory corporate income tax rate to effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Statutory income tax rate	$ 2,233	$ (39,709)	$ 41,108
Amendment tax return effects and other tax adjustments	7,074	1,242	29
Inflation on furniture, intangible and equipment	(1,370)	(309)	(2,323)
Inflation of tax losses	(6,734)	(4,335)	(1,971)
Foreign countries difference with Mexican statutory rate	21	(9)	124
Annual inflation adjustment	(3,262)	(11,200)	(7,971)
Effect of unrecognized (recognized) NOLs	3,030	7	(434)
Non-deductible expenses	26,132	7,695	2,069
Difference in Foreign Exchange losses for tax purposes	(27,501)	(5,521)
Total income tax expense	$ (377)	$ (52,139)	$ 30,573
Statutory income tax rate	30.00%	30.00%	30.00%
Amendment tax return effects and other tax adjustments	95.05%	(0.94%)	(0.02%)
Inflation on furniture, intangible and equipment	(18.41%)	0.23%	(1.70%)
Inflation of tax losses	(90.48%)	3.28%	(1.44%)
Foreign countries difference with Mexican statutory rate	0.28%	0.00%	0.10%
Annual inflation adjustment	(43.83%)	8.46%	(5.82%)
Effect of unrecognized (recognized) NOLs	40.71%		(0.32%)
Recorded deferred taxes on tax losses		0.00%
Non-deductible expenses	351.15%	(5.81%)	1.51%
Difference in Foreign Exchange losses for tax purposes	(369.53%)	4.17%
Total effective tax rate	(5.06%)	39.39%	22.31%